Revenues (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of vessels	20	21
Unearned revenue	$ 18,553	$ 8,919
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expense and Other Assets, Current	0	168
Performance Obligations [Member]
Unearned revenue	$ 0	$ 3,010
Nineteen out of Twenty Vessels Under Time Charter Agreements [Member]
Number of vessels	19
Nineteen out of Twenty Vessels Under Time Charter Agreements [Member] | Minimum [Member]
Time Charter (TC) in years	0.2
Nineteen out of Twenty Vessels Under Time Charter Agreements [Member] | Maximum [Member]
Time Charter (TC) in years	9.5
Vessel Under Voyage Charter [Member]
Number of vessels	1	1
Thirteen Time Charter Agreements With Extensions In Charterers Option [Member] | Minimum [Member]
Time Charter (TC) in years	2.3
Thirteen Time Charter Agreements With Extensions In Charterers Option [Member] | Maximum [Member]
Time Charter (TC) in years	9.2
Twenty Vessels Under Time Charter Agreements [Member]
Number of vessels		20
Twenty Vessels Under Time Charter Agreements [Member] | Minimum [Member]
Time Charter (TC) in years		0.4
Twenty Vessels Under Time Charter Agreements [Member] | Maximum [Member]
Time Charter (TC) in years		4.7